Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Contract assets: unbilled revenue | $	$ 202		$ 441
Contract liabilities: deferred revenue | $	(1,063)		(869)
Net contract (liabilities) / assets | $	$ (861)		$ (428)
ZHEJIANG TIANLAN
Contract assets: unbilled revenue | ¥		¥ 94,494		¥ 80,961
Contract liabilities: deferred revenue | ¥		(47,135)		(55,898)
Net contract (liabilities) / assets | ¥		¥ 47,359		¥ 25,063